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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21260

CM Advisors Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28, 2017

Date of reporting period:	August 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CM Advisors Family of Funds

Semi-Annual Report 2016

CM Advisors Fund

CM Advisors Small Cap Value Fund

CM Advisors Fixed Income Fund

August 31, 2016
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisors Family of Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM Advisors Fund

Supplementary Portfolio Information
August 31, 2016 (Unaudited)

Asset Allocation*
(% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
SPDR® S&P® Oil & Gas Exploration & Production ETF	4.9%
Allegheny Technologies, Inc.	4.6%
VanEck Vectors™ Junior Gold Miners ETF	4.4%
Unit Corporation	4.3%
Colfax Corporation	4.2%
Wells Fargo & Company	4.0%
Layne Christensen Company	3.9%
InterGroup Corporation (The)	3.8%
Dynamic Materials Corporation	3.6%
Berkshire Hathaway, Inc. - Class B	3.5%

CM Advisors Small Cap Value Fund

Supplementary Portfolio Information
August 31, 2016 (Unaudited)

Asset Allocation*
(% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Allegheny Technologies, Inc.	6.1%
Layne Christensen Company	5.9%
Dynamic Materials Corporation	5.0%
Pioneer Energy Services Corporation	4.9%
Superior Industries International, Inc.	4.8%
PICO Holdings, Inc.	3.9%
SPDR® S&P® Oil & Gas Exploration & Production ETF	3.5%
Orion Group Holdings, Inc.	3.4%
Patterson-UTI Energy, Inc.	3.2%
Manitowoc Company, Inc. (The)	3.2%

CM Advisors Fixed Income Fund

Supplementary Portfolio Information
August 31, 2016 (Unaudited)

Asset Allocation*
(% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
U.S. Treasury Notes, 2.75%, due 11/15/23	10.5%
U.S. Treasury Notes, 2.375%, due 12/31/20	10.2%
U.S. Treasury Notes, 2.00%, due 07/31/20	9.6%
U.S. Treasury Notes, 0.75%, due 12/31/17	7.7%
U.S. Treasury Notes, 4.625%, due 02/15/17	6.3%
Cloud Peak Energy, Inc., 8.50%, due 12/15/19	3.2%
Great Lakes Dredge & Dock Company, 7.375%, due 02/01/19	2.6%
Alcoa, Inc., 5.87%, due 02/23/22	2.0%
Allegheny Technologies, Inc., 9.375%, due 06/01/19	1.7%
Devon Energy Corporation, 6.30%, due 01/15/19	1.7%

CM Advisors Fund Schedule of Investments August 31, 2016 (Unaudited)

COMMON STOCKS — 89.0%	Shares	Value
Consumer Discretionary — 8.8%
Automobiles — 2.5%
General Motors Company	51,020	$1,628,559

Media — 6.3%
Discovery Communications, Inc. - Series C *	92,703	2,300,888
Liberty SiriusXM Group - Series C *	24,985	830,252
Reading International, Inc. - Class A *	77,978	1,055,042
		4,186,182
Energy — 22.2%
Energy Equipment & Services — 15.8%
Atwood Oceanics, Inc.	114,360	903,444
Dawson Geophysical Company *	282,655	2,037,942
Era Group, Inc. *	238,559	1,739,095
Halliburton Company	27,080	1,164,711
Key Energy Services, Inc. *	883,138	56,521
PHI, Inc. *	29,213	544,238
Pioneer Energy Services Corporation *	200,005	666,017
Schlumberger Ltd.	6,540	516,660
Unit Corporation *	167,460	2,861,891
		10,490,519
Oil, Gas & Consumable Fuels — 6.4%
Apache Corporation	24,060	1,195,782
Cloud Peak Energy, Inc. *	321,220	1,326,639
Denbury Resources, Inc. *	76,975	237,083
Devon Energy Corporation	33,825	1,465,637
		4,225,141
Financials — 18.6%
Banks — 5.5%
U.S. Bancorp	22,496	993,198
Wells Fargo & Company	51,837	2,633,320
		3,626,518
Diversified Financial Services — 6.3%
Berkshire Hathaway, Inc. - Class B *	15,525	2,336,357
PICO Holdings, Inc. *	169,027	1,862,678
		4,199,035
Insurance — 3.0%
Enstar Group Ltd. *	12,161	2,025,901

Real Estate Management & Development — 3.8%
InterGroup Corporation (The) * (a)	102,044	2,511,303

Health Care — 3.5%
Health Care Equipment & Supplies — 0.8%
Second Sight Medical Products, Inc. *	165,050	552,917

CM Advisors Fund Schedule of Investments (Continued)

COMMON STOCKS — 89.0% (Continued)	Shares	Value
Health Care — 3.5% (Continued)
Health Care Providers & Services — 2.7%
AmerisourceBergen Corporation	7,240	$629,663
McKesson Corporation	6,285	1,160,336
		1,789,999
Industrials — 17.8%
Construction & Engineering — 6.8%
Layne Christensen Company *	285,734	2,568,749
Orion Group Holdings, Inc. *	329,424	1,963,367
		4,532,116
Electrical Equipment — 1.9%
Powell Industries, Inc.	31,995	1,271,801

Industrial Conglomerates — 1.2%
CK Hutchison Holdings Ltd. - ADR	59,400	758,241

Machinery — 7.9%
Colfax Corporation *	94,128	2,793,719
Dynamic Materials Corporation	217,892	2,396,812
Manitowoc Company, Inc. (The)	11,315	55,444
		5,245,975
Information Technology — 6.0%
Electronic Equipment, Instruments & Components — 1.6%
Maxwell Technologies, Inc. *	205,185	1,040,288

IT Services — 2.6%
Alliance Data Systems Corporation *	3,244	663,658
International Business Machines Corporation	6,705	1,065,290
		1,728,948
Technology Hardware, Storage & Peripherals — 1.8%
Avid Technology, Inc. *	137,269	1,234,048

Materials — 12.1%
Metals & Mining — 12.1%
Agnico-Eagle Mines Ltd.	18,490	936,518
Allegheny Technologies, Inc.	177,915	3,035,230
Comstock Mining, Inc. *	4,693,618	1,706,130
Goldcorp, Inc.	34,500	525,780
Seabridge Gold, Inc. *	169,392	1,787,086
		7,990,744

Total Common Stocks (Cost $61,773,695)		$59,038,235

CM Advisors Fund Schedule of Investments (Continued)

EXCHANGE-TRADED FUNDS — 10.7%	Shares	Value
iShares MSCI Hong Kong ETF	45,155	$949,610
SPDR® S&P® Oil & Gas Exploration & Production ETF	88,630	3,260,698
VanEck Vectors™ Junior Gold Miners ETF	69,290	2,894,243
Total Exchange-Traded Funds (Cost $5,313,616)		$7,104,551

WARRANTS — 0.0%	Shares	Value
SpendSmart Payment Company (The) * (a) (Cost $0)	542,100	$0

MONEY MARKET FUNDS — 0.5%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.18% (b) (Cost $304,470)	304,470	$304,470

Total Investments at Value — 100.2% (Cost $67,391,781)		$66,447,256

Liabilities in Excess of Other Assets — (0.2%)		(147,558)

Net Assets — 100.0%		$66,299,698

ETF - Exchange-Traded Fund.

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $2,511,303 at August 31, 2016, representing 3.8% of net assets.

(b)	The rate shown is the 7-day effective yield as of August 31, 2016.

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund Schedule of Investments August 31, 2016 (Unaudited)

COMMON STOCKS — 90.9%	Shares	Value
Consumer Discretionary — 5.7%
Auto Components — 4.8%
Superior Industries International, Inc.	72,010	$2,096,211

Media — 0.9%
Reading International, Inc. - Class A *	30,022	406,198

Energy — 24.6%
Energy Equipment & Services — 21.7%
Atwood Oceanics, Inc.	121,990	963,721
Dawson Geophysical Company *	177,876	1,282,486
Era Group, Inc. *	139,343	1,015,811
Key Energy Services, Inc. *	1,164,765	74,545
Newpark Resources, Inc. *	148,750	1,050,175
Patterson-UTI Energy, Inc.	72,630	1,415,559
PHI, Inc. *	24,570	457,739
Pioneer Energy Services Corporation *	642,036	2,137,980
Profire Energy, Inc. *	192,601	225,343
Unit Corporation *	53,615	916,280
		9,539,639
Oil, Gas & Consumable Fuels — 2.9%
Ardmore Shipping Corporation	101,095	729,906
Bill Barrett Corporation	64,755	429,973
Stone Energy Corporation *	10,880	119,245
		1,279,124
Financials — 6.5%
Diversified Financial Services — 3.9%
PICO Holdings, Inc. *	154,855	1,706,502

Real Estate Management & Development — 2.6%
InterGroup Corporation (The) * (a)	47,135	1,159,992

Industrials — 31.4%
Aerospace & Defense — 1.8%
Esterline Technologies Corporation *	10,051	773,425

Commercial Services & Supplies — 4.6%
Brady Corporation - Class A	33,848	1,133,569
Heritage-Crystal Clean, Inc. *	64,755	894,267
		2,027,836
Construction & Engineering — 9.3%
Layne Christensen Company *	288,110	2,590,109
Orion Group Holdings, Inc. *	253,390	1,510,204
		4,100,313

CM Advisors Small Cap Value Fund Schedule of Investments (Continued)

COMMON STOCKS — 90.9% (Continued)	Shares	Value
Industrials — 31.4% (Continued)
Electrical Equipment — 1.8%
Powell Industries, Inc.	20,335	$808,316

Machinery — 13.9%
Altra Industrial Motion Corporation	39,155	1,104,171
Colfax Corporation *	13,020	386,434
Dynamic Materials Corporation	200,557	2,206,127
Lydall, Inc. *	20,570	988,183
Manitowoc Company, Inc. (The)	288,015	1,411,273
		6,096,188
Information Technology — 4.2%
Electronic Equipment, Instruments & Components — 3.0%
CUI Global, Inc. *	163,860	827,493
Maxwell Technologies, Inc. *	96,168	487,572
		1,315,065
Technology Hardware, Storage & Peripherals — 1.2%
Avid Technology, Inc. *	59,111	531,408

Materials — 18.5%
Chemicals — 2.8%
Axalta Coating Systems Ltd. *	21,910	627,064
CVR Partners, LP	99,316	594,903
		1,221,967
Metals & Mining — 15.7%
Allegheny Technologies, Inc.	158,185	2,698,636
Asanko Gold, Inc. *	100,000	377,000
Comstock Mining, Inc. *	2,410,549	876,235
Real Industry, Inc. *	77,596	533,084
Seabridge Gold, Inc. *	100,530	1,060,591
Synalloy Corporation	196,787	1,381,445
		6,926,991

Total Common Stocks (Cost $43,070,494)		$39,989,175

CM Advisors Small Cap Value Fund Schedule of Investments (Continued)

EXCHANGE-TRADED FUNDS — 3.5%	Shares	Value
SPDR® S&P® Oil & Gas Exploration & Production ETF (Cost $1,670,810)	42,395	$1,559,712

WARRANTS — 0.0%	Shares	Value
SpendSmart Payment Company (The) * (a) (Cost $0)	57,900	$0

MONEY MARKET FUNDS — 5.6%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.18% (b) (Cost $2,442,357)	2,442,357	$2,442,357

Total Investments at Value — 100.0% (Cost $47,183,661)		$43,991,244

Other Assets in Excess of Liabilities — 0.0% (c)		10,367

Net Assets — 100.0%		$44,001,611

ETF - Exchange-Traded Fund.

*	Non-income producing security.

(a)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $1,159,992 at August 31, 2016, representing 2.6% of net assets.

(b)	The rate shown is the 7-day effective yield as of August 31, 2016.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund Schedule of Investments August 31, 2016 (Unaudited)

CORPORATE BONDS — 49.2%	Par Value	Value
Consumer Discretionary — 5.1%
Hotels, Restaurants & Leisure — 0.7%
Marriott International, Inc., 6.375%, due 06/15/17	$400,000	$414,805

Household Durables — 1.1%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	536,250
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	197,738
		733,988
Media — 3.3%
Comcast Corporation,
6.30%, due 11/15/17	200,000	212,335
5.70%, due 05/15/18	400,000	430,874
Discovery Communications, Inc.,
5.05%, due 06/01/20	400,000	440,271
4.375%, due 06/15/21	600,000	649,806
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	392,561
		2,125,847
Consumer Staples — 0.5%
Beverages — 0.5%
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	320,184

Energy — 12.4%
Energy Equipment & Services — 5.0%
Diamond Offshore Drilling, Inc., 5.875%, due 05/01/19	750,000	787,192
Era Group, Inc., 7.75%, due 12/15/22	740,000	623,450
Rowan Companies, Inc., 7.875%, due 08/01/19	910,000	961,051
Transocean, Inc., 7.375%, due 04/15/18	855,000	863,550
		3,235,243
Oil, Gas & Consumable Fuels — 7.4%
Cloud Peak Energy, Inc., 8.50%, due 12/15/19	3,243,000	2,075,520
Devon Energy Corporation, 6.30%, due 01/15/19	970,000	1,069,862
ONEOK Partners, L.P., 2.00%, due 10/01/17	1,062,000	1,062,645
Valero Energy Corporation, 6.125%, due 06/15/17	570,000	590,960
		4,798,987
Financials — 2.5%
Commercial Banks — 0.8%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	527,616

Consumer Finance — 1.7%
American Express Company,
7.00%, due 03/19/18	800,000	867,292
8.125%, due 05/20/19	200,000	233,325
		1,100,617

CM Advisors Fixed Income Fund Schedule of Investments (Continued)

CORPORATE BONDS — 49.2% (Continued)	Par Value	Value
Health Care — 2.3%
Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	$800,000	$854,746

Pharmaceuticals — 1.0%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	614,803

Industrials — 6.9%
Aerospace & Defense — 0.3%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	211,028

Construction & Engineering — 2.6%
Great Lakes Dredge & Dock Company, 7.375%, due 02/01/19	1,705,000	1,681,556

Electrical Equipment — 1.2%
Eaton Corporation, 8.10%, due 08/15/22	150,000	196,318
Emerson Electric Company, 5.25%, due 10/15/18	570,000	618,106
		814,424
Machinery — 0.2%
Dover Corporation, 5.45%, due 03/15/18	115,000	122,411

Road & Rail — 2.6%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	903,566
CSX Corporation, 6.25%, due 03/15/18	500,000	536,209
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	217,226
		1,657,001
Information Technology — 7.3%
Electronic Equipment, Instruments & Components — 1.7%
Avnet, Inc., 6.625%, due 09/15/16	500,000	500,658
Corning, Inc., 7.25%, due 08/15/36	500,000	620,834
		1,121,492
IT Services — 1.7%
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	475,023
Western Union Company (The), 5.93%, due 10/01/16	600,000	602,032
		1,077,055
Software — 1.8%
Intuit, Inc., 5.75%, due 03/15/17	946,000	968,930
S&P Global, Inc., 5.90%, due 11/15/17	200,000	209,306
		1,178,236

CM Advisors Fixed Income Fund Schedule of Investments (Continued)

CORPORATE BONDS — 49.2% (Continued)	Par Value	Value
Information Technology — 7.3% (Continued)
Technology Hardware, Storage & Peripherals — 2.1%
EMC Corporation, 1.875%, due 06/01/18	$665,000	$663,324
Seagate HDD Cayman, 3.75%, due 11/15/18	650,000	665,437
		1,328,761
Materials — 11.3%
Chemicals — 1.3%
Cytec Industries, Inc., 8.95%, due 07/01/17	325,000	341,095
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	515,262
		856,357
Construction Materials — 0.9%
Vulcan Materials Company, 7.50%, due 06/15/21	500,000	612,500

Energy Equipment & Services — 1.0%
Noble Holdings International Ltd., 2.50%, due 03/15/17	655,000	649,269

Metals & Mining — 8.1%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	858,400
5.87%, due 02/23/22	1,200,000	1,299,000
Allegheny Technologies, Inc.,
9.375%, due 06/01/19	1,020,000	1,073,550
5.95%, due 01/15/21	675,900	630,277
Commercial Metals Company,
6.50%, due 07/15/17	420,000	433,125
7.35%, due 08/15/18	230,000	247,250
Nucor Corporation, 5.85%, due 06/01/18	300,000	320,975
Reliance Steel & Aluminum Company, 6.20%, due 11/15/16	360,000	362,698
		5,225,275
Utilities — 0.9%
Multi-Utilities — 0.9%
Consolidated Edison Company of New York, Inc., 5.85%, due 04/01/18	570,000	610,346

Total Corporate Bonds (Cost $30,608,785)		$31,872,547

CM Advisors Fixed Income Fund Schedule of Investments (Continued)

U.S. GOVERNMENT OBLIGATIONS — 44.3%	Par Value	Value
U.S. Treasury Notes — 44.3%
4.625%, due 02/15/17	$4,000,000	$4,073,748
0.75%, due 12/31/17	5,000,000	5,000,390
2.00%, due 07/31/20	6,000,000	6,207,420
2.375%, due 12/31/20	6,250,000	6,572,513
2.75%, due 11/15/23	6,250,000	6,811,525
Total U.S. Government Obligations (Cost $27,400,723)		$28,665,596

MONEY MARKET FUNDS — 5.7%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.18% (a) (Cost $3,676,800)	3,676,800	$3,676,800

Total Investments at Value — 99.2% (Cost $61,686,308)		$64,214,943

Other Assets in Excess of Liabilities — 0.8%		527,270

Net Assets — 100.0%		$64,742,213

(a)	The rate shown is the 7-day effective yield as of August 31, 2016.

See accompanying notes to financial statements.

CM Advisors Family of Funds Statements of Assets and Liabilities August 31, 2016 (Unaudited)

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
ASSETS
Investments in securities:
At cost	$67,391,781	$47,183,661	$61,686,308
At value (Note 2)	$66,447,256	$43,991,244	$64,214,943
Cash	—	11,120	—
Dividends and interest receivable	57,462	18,345	562,480
Receivable for capital shares sold	14,149	1,200	150
Other assets	13,266	19,979	14,443
TOTAL ASSETS	66,532,133	44,041,888	64,792,016

LIABILITIES
Payable for capital shares redeemed	154,473	—	—
Payable to Advisor (Note 5)	57,160	30,626	27,549
Payable to administrator (Note 5)	9,662	6,917	8,471
Other accrued expenses	11,140	2,734	13,783
TOTAL LIABILITIES	232,435	40,277	49,803

NET ASSETS	$66,299,698	$44,001,611	$64,742,213

Net assets consist of:
Paid-in capital	$91,911,553	$47,834,025	$61,717,527
Accumulated net investment income (loss)	(937,815)	(341,159)	335,748
Accumulated net realized gains (losses) from security transactions	(23,729,515)	(298,838)	160,303
Net unrealized appreciation (depreciation) on investments	(944,525)	(3,192,417)	2,528,635
Net assets	$66,299,698	$44,001,611	$64,742,213

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	5,843,843	4,527,418	5,608,526

Net asset value, redemption price and offering price per share (a)	$11.35	$9.72	$11.54

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CM Advisors Family of Funds Statements of Operations Six Months Ended August 31, 2016 (Unaudited)

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
INVESTMENT INCOME
Dividends	$281,209	$201,325	$3,099
Foreign tax witholding	(1,062)	(120)	—
Interest	—	—	1,343,940
TOTAL INVESTMENT INCOME	280,147	201,205	1,347,039

EXPENSES
Investment advisory fees (Note 5)	332,963	215,214	162,286
Administration fees (Note 5)	26,741	17,301	26,042
Professional fees	23,076	20,279	19,448
Fund accounting fees (Note 5)	21,343	14,163	15,255
Trustees’ fees and expenses (Note 5)	15,297	11,784	14,618
Registration and filing fees	12,165	11,641	13,594
Transfer agent fees (Note 5)	9,000	9,000	9,000
Insurance expense	6,437	3,295	7,912
Printing of shareholder reports	6,774	2,506	2,475
Custody and bank service fees	4,996	3,363	3,591
Postage and supplies	2,949	1,817	1,744
Compliance support services fees	1,604	1,140	1,456
Distributor service fees (Note 5)	1,000	1,000	1,000
Pricing fees	492	366	5,138
Other expenses	2,105	3,138	4,697
TOTAL EXPENSES	466,942	316,007	288,256
Advisory fees waived by Advisor (Note 5)	—	(46,990)	—
NET EXPENSES	466,942	269,017	288,256

NET INVESTMENT INCOME (LOSS)	(186,795)	(67,812)	1,058,783

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investments	122,505	1,194,881	228,251
Net change in unrealized appreciation (depreciation) on investments	15,115,088	8,988,606	2,312,123

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	15,237,593	10,183,487	2,540,374

NET INCREASE IN NET ASSETS FROM OPERATIONS	$15,050,798	$10,115,675	$3,599,157

See accompanying notes to financial statements.

CM Advisors Fund Statements of Changes in Net Assets

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
FROM OPERATIONS
Net investment loss	$(186,795)	$(468,830)
Net realized gains (losses) from:
Investments	122,505	(3,856,722)
Option contracts	—	(1,042,860)
Net change in unrealized appreciation (depreciation) on:
Investments	15,115,088	(19,438,667)
Option contracts	—	895,196
Net increase (decrease) in net assets from operations	15,050,798	(23,911,883)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(277,426)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,454,621	8,607,629
Net asset value of shares issued in reinvestment of distributions to shareholders	—	268,275
Proceeds from redemption fees collected (Note 2)	1,058	2,380
Payments for shares redeemed	(12,143,887)	(34,420,196)
Net decrease in net assets from share transactions	(10,688,208)	(25,541,912)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,362,590	(49,731,221)

NET ASSETS
Beginning of period	61,937,108	111,668,329
End of period	$66,299,698	$61,937,108

ACCUMULATED NET INVESTMENT LOSS	$(937,815)	$(751,020)

CAPITAL SHARE ACTIVITY
Shares sold	142,270	844,022
Shares reinvested	—	29,224
Shares redeemed	(1,155,442)	(3,364,707)
Net decrease in shares outstanding	(1,013,172)	(2,491,461)
Shares outstanding, beginning of period	6,857,015	9,348,476
Shares outstanding, end of period	5,843,843	6,857,015

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund Statements of Changes in Net Assets

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
FROM OPERATIONS
Net investment loss	$(67,812)	$(67,047)
Net realized gains (losses) from investments	1,194,881	(1,168,472)
Net change in unrealized appreciation (depreciation) on investments	8,988,606	(12,877,818)
Net increase (decrease) in net assets from operations	10,115,675	(14,113,337)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(234,418)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	841,720	5,369,640
Net asset value of shares issued in reinvestment of distributions to shareholders	—	194,979
Proceeds from redemption fees collected (Note 2)	1,388	28,628
Payments for shares redeemed	(2,123,462)	(10,070,690)
Net decrease in net assets from share transactions	(1,280,354)	(4,477,443)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,835,321	(18,825,198)

NET ASSETS
Beginning of period	35,166,290	53,991,488
End of period	$44,001,611	$35,166,290

ACCUMULATED NET INVESTMENT LOSS	$(341,159)	$(273,347)

CAPITAL SHARE ACTIVITY
Shares sold	96,296	586,584
Shares reinvested	—	25,224
Shares redeemed	(234,017)	(1,105,334)
Net decrease in shares outstanding	(137,721)	(493,526)
Shares outstanding, beginning of period	4,665,139	5,158,665
Shares outstanding, end of period	4,527,418	4,665,139

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund Statements of Changes in Net Assets

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
FROM OPERATIONS
Net investment income	$1,058,783	$1,694,279
Net realized gains from investments	228,251	72,937
Net change in unrealized appreciation (depreciation) on investments	2,312,123	(3,370,233)
Net increase (decrease) in net assets from operations	3,599,157	(1,603,017)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,071,922)	(1,602,381)
From net realized gains	—	(114,527)
Decrease in net assets from distributions to shareholders	(1,071,922)	(1,716,908)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,959,230	13,551,718
Net asset value of shares issued in reinvestment of distributions to shareholders	961,659	1,525,811
Payments for shares redeemed	(4,906,449)	(67,461,417)
Net decrease in net assets from capital share transactions	(1,985,560)	(52,383,888)

TOTAL INCREASE (DECREASE) IN NET ASSETS	541,675	(55,703,813)

NET ASSETS
Beginning of period	64,200,538	119,904,351
End of period	$64,742,213	$64,200,538

ACCUMULATED NET INVESTMENT INCOME	$335,748	$348,887

CAPITAL SHARE ACTIVITY
Shares sold	172,832	1,189,815
Shares reinvested	85,145	135,079
Shares redeemed	(432,045)	(5,977,874)
Net decrease in shares outstanding	(174,068)	(4,652,980)
Shares outstanding, beginning of period	5,782,594	10,435,574
Shares outstanding, end of period	5,608,526	5,782,594

See accompanying notes to financial statements.

CM Advisors Fund Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months Ended August 31, 2016 (Unaudited)		Years Ended
			February 29, 2016	February 28, 2015	February 28, 2014	February 28, 2013		February 29, 2012
Net asset value at beginning of period	$9.03		$11.95	$13.68	$11.83	$10.65		$10.56

Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.08)	(0.06)	(0.01)	0.05		0.02
Net realized and unrealized gains (losses) on investments	2.37		(2.80)	(1.64)	1.86	1.18		0.10
Total from investment operations	2.32		(2.88)	(1.70)	1.85	1.23		0.12

Less distributions:
Dividends from net investment income	—		(0.04)	(0.03)	—	(0.05)		(0.03)
Distributions in excess of net investment income	—		—	—	—	(0.00	)(a)	—
Total distributions	—		(0.04)	(0.03)	—	(0.05)		(0.03)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00	(a)	0.00	(a)

Net asset value at end of period	$11.35		$9.03	$11.95	$13.68	$11.83		$10.65

Total return (b)	25.69	%(c)	(24.11%)	(12.46%)	15.64%	11.61%		1.11%

Ratios and supplemental data:
Net assets at end of period (000’s)	$66,300		$61,937	$111,668	$136,714	$125,422		$128,461

Ratio of total expenses to average net assets	1.40	%(d)	1.39%	1.31%	1.29%	1.31%		1.50	%(e)

Ratio of net investment income (loss) to average net assets	(0.56	%)(d)	(0.54%)	(0.39%)	(0.07%)	0.40%		0.18%

Portfolio turnover rate	10	%(c)	62%	53%	34%	32%		45%

(a)	Amount rounds to less than $0.01 per share.

(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Absent investment advisory fee waivers by the Advisor, the ratio of expenses to average net assets would have been 1.53% for the year ended February 29, 2012 (Note 5).

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016	Year Ended February 28, 2015		Year Ended February 28, 2014		Year Ended February 28, 2013	Period Ended February 29, 2012(a)
Net asset value at beginning of period	$7.54		$10.47	$12.90		$11.25		$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.01)	(0.07	)(b)	(0.05	)(b)	0.13	0.02
Net realized and unrealized gains (losses) on investments	2.20		(2.88)	(1.73)		2.34		1.56	(0.05)
Total from investment operations	2.18		(2.89)	(1.80)		2.29		1.69	(0.03)
Less distributions:
Dividends from net investment income	—		(0.05)	—		—		(0.12)	(0.01)
Distributions in excess of net investment income	—		—	—		—		(0.02)	—
Distributions from net realized gains	—		—	(0.64)		(0.64)		(0.14)	(0.12)

Total distributions	—		(0.05)	(0.64)		(0.64)		(0.28)	(0.13)

Proceeds from redemption fees collected (Note 2)	0.00	(c)	0.01	0.01		0.00	(c)	—	0.00	(c)

Net asset value at end of period	$9.72		$7.54	$10.47		$12.90		$11.25	$9.84

Total return (d)	28.91	%(e)	(27.52%)	(13.95%)		20.53%		17.42%	(0.17%	)(e)

Ratios and supplemental data:
Net assets at end of period (000’s)	$44,002		$35,166	$53,991		$12,790		$11,094	$8,953

Ratio of total expenses to average net assets	1.47	%(f)	1.56%	1.96%		2.56%		2.92%	4.35	%(f)

Ratio of net expenses to average net assets (g)	1.25	%(f)	1.25%	1.25%		1.25%		1.25%	1.25	%(f)

Ratio of net investment income (loss) to average net assets (g)	(0.31	%)(f)	(0.16%)	(0.45%)		(0.40%)		1.32%	0.09	%(f)

Portfolio turnover rate	22	%(e)	68%	62%		42%		44%	44	%(e)

(a)	Represents the period from commencement of operations (April 15, 2011) through February 29, 2012.

(b)	Net investment loss per share is based on average shares outstanding during the year.

(c)	Amount rounds to less than $0.01 per share.

(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months Ended August 31, 2016 (Unaudited)		Years Ended
			February 29, 2016	February 28, 2015	February 28, 2014		February 28, 2013	February 29, 2012
Net asset value at beginning of period	$11.10		$11.49	$11.58	$11.64		$11.74	$11.51

Income (loss) from investment operations:
Net investment income	0.19		0.23	0.15	0.14		0.17	0.20
Net realized and unrealized gains (losses) on investments	0.44		(0.41)	(0.04)	(0.06)		0.04	0.53
Total from investment operations	0.63		(0.18)	0.11	0.08		0.21	0.73

Less distributions:
Dividends from net investment income	(0.19)		(0.19)	(0.15)	(0.14)		(0.17)	(0.21)
Distributions from net realized gains	—		(0.02)	(0.05)	(0.00	)(a)	(0.14)	(0.29)
Total distributions	(0.19)		(0.21)	(0.20)	(0.14)		(0.31)	(0.50)

Proceeds from redemption fees collected (Note 2)	—		—	—	—		0.00 (a)	0.00 (a)

Net asset value at end of period	$11.54		$11.10	$11.49	$11.58		$11.64	$11.74

Total return (b)	5.72	%(c)	(1.62%)	0.98%	0.71%		1.83%	6.37%

Ratios and supplemental data:
Net assets at end of period (000’s)	$64,742		$64,201	$119,904	$128,167		$107,993	$94,317

Ratio of total expenses to average net assets	0.89	%(d)	0.79%	0.77%	0.78%		0.79%	0.81%

Ratio of net investment income to average net assets	3.26	%(d)	1.63%	1.26%	1.22%		1.39%	1.76%

Portfolio turnover rate	6	%(c)	18%	1%	6%		23%	25%

(a)	Amount rounds to less than $0.01 per share.

(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes to financial statements.

CM Advisors Family of Funds

Notes to Financial Statements
August 31, 2016 (Unaudited)

1. Organization

CM Advisors Fund, CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (collectively the “Funds” and individually a “Fund”) are each a separate diversified no-load series of CM Advisors Family of Funds (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 as an open-end management investment company.

CM Advisors Fund commenced operations on May 13, 2003. The investment objective of the Fund is long-term growth of capital.

CM Advisors Small Cap Value Fund commenced operations on April 15, 2011. The investment objective of the Fund is long-term growth of capital.

CM Advisors Fixed Income Fund commenced operations on March 24, 2006. The investment objective of the Fund is to preserve capital and maximize total return.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Investment Valuation – The Funds’ portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Fixed income securities are typically valued based on prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Common stocks and warrants held by CM Advisors Fund and CM Advisors Small Cap Value Fund that are classified as Level 2 trade infrequently or are not actively traded on an exchange. Corporate bonds and U.S. Government obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2016 by security type:

CM Advisors Fund
	Level 1	Level 2		Level 3	Total
Common Stocks	$56,526,932	$2,511,303		$—	$59,038,235
Exchange-Traded Funds	7,104,551	—		—	7,104,551
Warrants	—	0	*	—	0
Money Market Funds	304,470	—		—	304,470
Total	$63,935,953	$2,511,303		$—	$66,447,256

CM Advisors Small Cap Value Fund
	Level 1	Level 2		Level 3	Total
Common Stocks	$38,829,183	$1,159,992		$—	$39,989,175
Exchange-Traded Funds	1,559,712	—		—	1,559,712
Warrants	—	0	*	—	0
Money Market Funds	2,442,357	—		—	2,442,357
Total	$42,831,252	$1,159,992		$—	$43,991,244

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

CM Advisors Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$31,872,547	$—	$31,872,547
U.S. Government Obligations	—	28,665,596	—	28,665,596
Money Market Funds	3,676,800	—	—	3,676,800
Total	$3,676,800	$60,538,143	$—	$64,214,943

*	CM Advisors Fund and CM Advisors Small Cap Value Fund each hold Warrants which have been fair valued at $0.

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of August 31, 2016, CM Advisors Fixed Income Fund did not have any transfers into and out of any Level. Transfers that occurred between Levels 1 and 2 on August 31, 2016 for CM Advisors Fund and CM Advisors Small Cap Value Fund due to implementation of fair value procedures are as follows:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
CM Advisors Fund
Common Stocks	$2,511,303	$—
CM Advisors Small Cap Value Fund
Common Stocks	$1,159,992	$—

The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share Valuation and Redemption Fees – The net asset value per share of each Fund is calculated on each business day by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of CM Advisors Fund and CM Advisors Small Cap Value Fund are subject to a redemption fee of 1%, payable to the applicable Fund, if redeemed within 180 days of the date of purchase. No redemption fee, however, will be imposed on the exchange of shares of CM Advisors Fund or CM Advisors Small Cap Value Fund for shares of another Fund. Shares of CM Advisors Fixed Income Fund are not subject to a redemption fee.

During the periods ended August 31, 2016 and February 29, 2016, proceeds from redemption fees were as follows:

	Six Months Ended August 31, 2016	Year Ended February 29, 2016
CM Advisors Fund	$1,058	$2,380
CM Advisors Small Cap Value	$1,388	$28,628

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Realized gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – The Funds bear expenses incurred specifically on their behalf as well as a portion of general Trust expenses, which are allocated according to methods authorized by the Board of Trustees.

Dividends and Distributions – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Distributions from net realized capital gains, if any, are generally declared and distributed annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term capital gains. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended August 31, 2016 and February 29, 2016 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
CM Advisors Fund
August 31, 2016	$—	$—	$—
February 29, 2016	$277,426	$—	$277,426
CM Advisors Small Cap Value Fund
August 31, 2016	$—	$—	$—
February 29, 2016	$234,418	$—	$234,418
CM Advisors Fixed Income Fund
August 31, 2016	$1,071,922	$—	$1,071,922
February 29, 2016	$1,602,496	$114,412	$1,716,908

On September 30, 2016, CM Advisors Fund, CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund paid an ordinary income dividend of $0.0442, $0.0402 and $0.0896, respectively, per share to shareholders of record on September 29, 2016.

Option Transactions – CM Advisors Fund and CM Advisors Small Cap Value Fund may purchase and write put and call options on securities or stock indices. The Funds may write a call or put option only if the option is “covered” by the Fund’s holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. A call option written by a Fund obligates the Fund to sell specified securities to the holder of the option at a predetermined price if the option is exercised on or before its expiration date. An index call option written by a Fund

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

obligates the Fund to make a cash payment to the holder of the option if the option is exercised and the value of the index has risen above a predetermined level on or before the expiration date of the option. Writing covered call options provides the Funds with opportunities to increase the returns earned from portfolio securities through the receipt of premiums paid by the purchasers of the options. By purchasing a put option on an individual stock, the Funds could hedge the risk of a devaluation of that individual stock. By purchasing a put option on a stock index, the Funds could hedge the risk of a general market decline. The value of the put option would be expected to rise as a result of a market decline and thus could offset all or a portion of losses resulting from declines in the prices of individual securities held by the Funds. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option (in the form of premium and transaction costs), the Fund would suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. By purchasing a call option on a stock index, the Funds would attempt to participate in potential price increases of the underlying index, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if stock prices fell. At the same time, the Funds would suffer a loss if stock prices do not rise sufficiently to offset the cost of the option. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.

There were no option transactions by either fund during the six months ended August 31, 2016.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Federal Income Tax

Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of August 31, 2016:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
Tax cost of portfolio investments	$68,077,245	$47,157,019	$61,686,308
Gross unrealized appreciation	$13,791,374	$6,829,428	$3,041,856
Gross unrealized depreciation	(15,421,363)	(9,995,203)	(513,221)
Net unrealized appreciation (depreciation)	(1,629,989)	(3,165,775)	2,528,635
Undistributed ordinary income	257,366	180,599	335,748
Capital loss carryforwards	(22,291,678)	(865,881)	—
Other gains (losses)	(1,947,554)	18,643	160,303
Accumulated earnings (deficit)	$(25,611,855)	$(3,832,414)	$3,024,686

The difference between the federal income tax cost of portfolio investments and the financial statement cost for CM Advisors Fund and CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses realized after February 28, 2011 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses may be carried forward for eight years and are treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, CM Advisor Fund’s pre-enactment capital loss carryforwards are more likely to expire unused.

As of February 29, 2016, the Funds had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
Expires February 28, 2018 - short-term	$18,385,708	$—	$—
No expiration - short-term	3,905,970	865,881	—
	$22,291,678	$865,881	$—

These CLCFs may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

The Funds recognize the benefits or expenses of uncertain tax positions only if the position is “more-likely-than-not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (tax years ended February 28, 2013 through February 29, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

4. Investment Transactions

During the six months ended August 31, 2016, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. Government obligations, were as follows:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
Cost of purchases of investment securities	$6,727,650	$9,186,044	$3,689,705
Proceeds from sales and maturities of investment securities	$17,330,262	$8,705,686	$7,040,406

5. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Funds pay a monthly advisory fee to Van Den Berg Management I, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and calculated at the annual rate of 1.00% for each of CM Advisors Fund and CM Advisors Small Cap Value Fund and 0.50% for CM Advisors Fixed Income Fund. The Advisor has entered into agreements (the “Expense Limitation Agreements”) with each Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on securities sold short, acquired fund fees and expenses, and amounts, if any, payable pursuant to a Rule 12b-1 plan) to not more than 1.50% of the average daily net assets of each of CM Advisors Fund and CM Advisors Fixed Income Fund and not more than 1.25% of the average daily net assets of CM Advisors Small Cap Value Fund, each until July 1, 2017. There can be no assurance that the Expense Limitation Agreements will continue beyond July 1, 2017. During the six months ended August 31, 2016, with respect to CM Advisors Small Cap Value Fund, the Advisor waived $46,990 of its investment advisory fees. During the six months ended August 31, 2016, there were no advisory fees waived or expenses reimbursed by the Advisor with respect to CM Advisors Fund and CM Advisors Fixed Income Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor.

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for its services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”).

Pursuant to the terms of a Distribution Agreement with the Trust, the Distributor serves as the Funds’ principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor receives compensation from the Funds for such services.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Funds for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives an annual retainer of $10,000, paid quarterly; a fee of $2,000 per Fund for attendance at each in-person meeting of the Board of Trustees; and a fee of $500 per Fund for attendance at each telephonic meeting of the Board of Trustees. The Funds reimburse each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

6. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of August 31, 2016, CM Advisors Fund had 27.1% of the value of its net assets invested in stocks and exchange-traded funds within the Energy sector and CM Advisors Small Cap Value Fund had 28.1% and 31.4% of the value of its nets assets invested in stocks and exchange-traded funds within the Energy and Industrials sectors, respectively.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of the financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CM Advisors Family of Funds

About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. Ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (March 1, 2016) and held until the end of the period (August 31, 2016).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the ongoing costs that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1% is charged on the sale of shares of CM Advisors Fund and CM Advisors Small Cap Value Fund within 180 days of the date of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

CM Advisors Family of Funds

About Your Funds’ Expenses (Unaudited) (Continued)

More information about the Funds’ expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Net Expense Ratio(a)	Expenses Paid During Period(b)
CM Advisors Fund
Based on Actual Fund Return	$1,000.00	$1,256.90	1.40%	$ 7.94
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.10	1.40%	$ 7.10

CM Advisors Small Cap Value Fund
Based on Actual Fund Return	$1,000.00	$1,289.10	1.25%	$ 7.19
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.85	1.25%	$ 6.34

CM Advisors Fixed Income Fund
Based on Actual Fund Return	$1,000.00	$1,057.20	0.89%	$ 4.60
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.66	0.89%	$ 4.52

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CM Advisors Family of Funds

Other Information (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5856. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov.

CM Advisors Fund
CM Advisors Small Cap Value Fund and
CM Advisors Fixed Income Fund
are each a series of
CM Advisors Family of Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707	Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746

Toll-Free Telephone:	Toll-Free Telephone:
1-888-859-5856	1-888-859-5856

World Wide Web @:
www.cmadvisorsfunds.com

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 1% of the amount redeemed is imposed on redemptions of Fund shares for CM Advisors Fund and CM Advisors Small Cap Value Fund occurring within 180 days following the purchase of such shares.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.cmadvisorsfunds.com or by calling Shareholder Services at 1-888-859-5856. The prospectus should be read carefully before investing.

For More Information on your CM Advisors Family of Funds:

See Our Web site @ www.cmadvisorsfunds.com or

Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	November 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	November 9, 2016

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer and Principal Accounting Officer

Date	November 9, 2016

*	Print the name and title of each signing officer under his or her signature.